Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Schedule of operating segments
Consolidated statement of financial position

(in thousands of USD)	December 31, 2020				December 31, 2019
ASSETS	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers *	FSO *	Less: Equity-accounted investees *	Total
Vessels	2,875,348	115,248	(125,288)	2,865,308	3,198,993	131,958	(153,689)	3,177,262
Assets under construction	207,069	—	—	207,069	—	—	—	—
Right-of-use assets	52,955	—	—	52,955	58,908	—	—	58,908
Other tangible assets	1,759	—	—	1,759	2,265	—	—	2,265
Intangible assets	161	—	—	161	39	—	—	39
Receivables	46,419	—	8,635	55,054	52,502	—	18,581	71,083
Investments in equity accounted investees	2,822	—	48,881	51,703	2,355	—	47,967	50,322
Deferred tax assets	1,357	—	—	1,357	2,715	1,116	(1,116)	2,715

Total non-current assets	3,187,890	115,248	(67,772)	3,235,366	3,317,777	133,074	(88,257)	3,362,594

Total current assets	453,009	10,182	(11,318)	451,873	805,613	10,405	(13,769)	802,249

TOTAL ASSETS	3,640,899	125,430	(79,090)	3,687,239	4,123,390	143,479	(102,026)	4,164,843

EQUITY and LIABILITIES

Total equity	2,264,271	47,515	—	2,311,786	2,268,490	43,365	—	2,311,855

Bank and other loans	836,318	36,237	(36,237)	836,318	1,173,944	67,962	(67,962)	1,173,944
Other notes	198,279	—	—	198,279	198,571	—	—	198,571
Other borrowings	100,056	—	—	100,056	107,978	—	—	107,978
Lease liabilities	21,172	—	—	21,172	43,161	—	—	43,161
Other payables	6,893	242	(242)	6,893	3,809	539	(539)	3,809
Deferred tax liabilities	—	11,525	(11,525)	—	—	4,769	(4,769)	—
Employee benefits	7,987	—	—	7,987	8,094	—	—	8,094
Provisions	1,154	—	—	1,154	1,381	—	—	1,381

Total non-current liabilities	1,171,859	48,004	(48,004)	1,171,859	1,536,938	73,270	(73,270)	1,536,938

Total current liabilities	204,769	29,911	(31,086)	203,594	317,962	26,844	(28,756)	316,050

TOTAL EQUITY and LIABILITIES	3,640,899	125,430	(79,090)	3,687,239	4,123,390	143,479	(102,026)	4,164,843

Consolidated statement of profit or loss

(in thousands of USD)	2020				2019				2018
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers *	FSO *	Less: Equity-accounted investees *	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Shipping income
Revenue	1,241,252	49,949	(60,451)	1,230,750	933,823	49,461	(50,907)	932,377	600,024	49,155	(49,155)	600,024
Gains on disposal of vessels/other tangible assets	23,107	—	(379)	22,728	14,879	—	—	14,879	19,138	—	—	19,138
Other operating income	9,907	2,577	(2,372)	10,112	10,075	3,351	(3,332)	10,094	4,775	72	(72)	4,775
Total shipping income	1,274,266	52,526	(63,202)	1,263,590	958,777	52,812	(54,239)	957,350	623,937	49,227	(49,227)	623,937

Operating expenses
Voyage expenses and commissions	(129,833)	—	4,403	(125,430)	(145,047)	2	364	(144,681)	(141,416)	(1)	1	(141,416)
Vessel operating expenses	(213,489)	(12,014)	14,869	(210,634)	(212,010)	(12,657)	12,872	(211,795)	(185,792)	(9,637)	9,637	(185,792)
Charter hire expenses	(5,410)	—	(2,544)	(7,954)	(604)	—	—	(604)	(31,114)	—	—	(31,114)
Losses on disposal of vessels/other tangible assets	(1)	—	—	(1)	(75)	—	—	(75)	(273)	—	—	(273)
Impairment on non-current assets held for sale	—	—	—	—	—	—	—	—	(2,995)	—	—	(2,995)
Depreciation tangible assets	(323,216)	(16,710)	20,274	(319,652)	(338,036)	(18,071)	18,461	(337,646)	(270,582)	(18,071)	18,071	(270,582)
Depreciation intangible assets	(99)	—	—	(99)	(56)	—	—	(56)	(111)	—	—	(111)
General and administrative expenses	(65,606)	(560)	668	(65,498)	(66,958)	(283)	351	(66,890)	(66,235)	(425)	428	(66,232)
Total operating expenses	(737,654)	(29,284)	37,670	(729,268)	(762,786)	(31,009)	32,048	(761,747)	(698,518)	(28,134)	28,137	(698,515)

RESULT FROM OPERATING ACTIVITIES	536,612	23,242	(25,532)	534,322	195,991	21,803	(22,191)	195,603	(74,581)	21,093	(21,090)	(74,578)

Finance income	20,045	21	1,430	21,496	20,399	147	26	20,572	15,023	160	(160)	15,023
Finance expenses	(91,645)	(3,295)	3,387	(91,553)	(119,809)	(4,558)	4,564	(119,803)	(89,412)	(3,795)	3,795	(89,412)
Net finance expenses	(71,600)	(3,274)	4,817	(70,057)	(99,410)	(4,411)	4,590	(99,231)	(74,389)	(3,635)	3,635	(74,389)

Gain on bargain purchase	—	—	—	—	—	—	—	—	23,059	—	—	23,059
Share of profit (loss) of equity accounted investees (net of income tax)	467	—	10,450	10,917	440	—	16,020	16,460	220	—	15,856	16,076

Profit (loss) before income tax	465,479	19,968	(10,265)	475,182	97,021	17,392	(1,581)	112,832	(125,691)	17,458	(1,599)	(109,832)

Income tax expense	(1,944)	(10,265)	10,265	(1,944)	(602)	(1,581)	1,581	(602)	(238)	(1,599)	1,599	(238)

Profit (loss) for the period	463,535	9,703	—	473,238	96,419	15,811	—	112,230	(125,929)	15,859	—	(110,070)

Attributable to:
Owners of the company	463,535	9,703	—	473,238	96,419	15,811	—	112,230	(125,929)	15,859	—	(110,070)
Summarized consolidated statement of cash flows

(in thousands of USD)	2020				2019				2018
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers *	FSO *	Less: Equity-accounted investees *	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Net cash from (used in) operating activities	958,798	36,328	(25,341)	969,785	259,109	41,278	(28,396)	271,991	843	40,672	(40,674)	841
Net cash from (used in) investing activities	(110,314)	—	(6,792)	(117,106)	44,211	—	(461)	43,750	190,042	—	—	190,042
Net cash from (used in) financing activities	(995,151)	(36,503)	31,953	(999,701)	(178,587)	(41,491)	28,891	(191,187)	(160,165)	(42,164)	42,164	(160,165)

Capital expenditure	(226,663)	—	1,252.5	(225,410)	(30,173)	—	22,120	(8,053)	(238,065)	—	—	(238,065)
* The Group initially applied IFRS 16 at 1 January 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases. As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as at 31 December 2020 and 31 December 2019. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.19).